SCB Classand Advisor Class [Member] Expense Example - Institutional [Member] - International Strategic Equities Portfolio	Sep. 30, 2025 USD ($)
SCB Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 871